HEDGE ACCOUNTING - Financial instruments for hedging - liabilities (Details) $ in Millions, $ in Millions	Dec. 31, 2021 COP ($)	Dec. 31, 2020 COP ($)	Nov. 02, 2016 USD ($)
Disclosure of financial liabilities [line items]
Liabilities	$ 55,813	$ 56,627	$ 500
Forward contracts
Disclosure of financial liabilities [line items]
Liabilities	33,160	26,924
Forward contracts, Foreign currency to buy
Disclosure of financial liabilities [line items]
Liabilities	624	26,473
Forward contracts, Foreign currency to sell
Disclosure of financial liabilities [line items]
Liabilities	32,536	451
Swap
Disclosure of financial liabilities [line items]
Liabilities	22,653	29,703
Interest rate swap contract [member]
Disclosure of financial liabilities [line items]
Liabilities	$ 22,653	$ 29,703